Financial and capital risk management - Protection programs for the R and EUR denominated debt instruments and other liabilities (Details) R$ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 88		$ (83)
Financial settlement inflows outflows	(7)
Value at risk	23
Receivable	$ 5,696		6,356
Average receivable rate	100.13%	100.13%
Payable	$ 1,320		1,475
Average payable rate	1.77%	1.77%
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 8
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	16
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	64
Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(28)		(50)
Financial settlement inflows outflows	(1)
Value at risk	$ 3
Receivable | R$		R$ 743		R$ 814
Average receivable rate	1.05%	1.05%
Payable	$ 186		204
Average payable rate	3.45%	3.45%
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (1)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(3)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(24)
C D I And T J L P [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	60		(133)
Financial settlement inflows outflows	(8)
Value at risk	26
C D I And T J L P [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	7
C D I And T J L P [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	13
C D I And T J L P [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	40
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(41)		(63)
Financial settlement inflows outflows	3
Value at risk	$ 5
Receivable | R$		R$ 1,186		1,294
Average receivable rate	4.54%	4.54%
Payable	$ 293		320
Average payable rate	3.88%	3.88%
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (6)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(35)
I P C A [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(41)		(63)
Financial settlement inflows outflows	3
Value at risk	5
I P C A [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(6)
I P C A [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(35)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	791		318
Financial settlement inflows outflows	43
Value at risk	$ 64
Receivable | R$		R$ 19,307		20,854
Average receivable rate	7.61%	7.61%
Payable	$ 3,665		3,948
Average payable rate	0.00%	0.00%
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 291
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	235
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	265
Forward contract [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	77		82
Financial settlement inflows outflows	75
Value at risk	$ 6
Payable | R$		R$ 2,186		R$ 4,342
Average payable rate	5.24%	5.24%
Forward contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 34
Forward contract [member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	10
Forward contract [member] | Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	33
Brazilian Fixed Rate Versus U S Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	868		$ 400
Financial settlement inflows outflows	118
Value at risk	70
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	325
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	245
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 298